FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) [Line Items]
Total	$ 662	$ 1,179
Cash and cash equivalents [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) [Line Items]
Total	455	674
Security deposits and cash collateral [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) [Line Items]
Total	119	64
Current financial investments [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) [Line Items]
Total	2	30
Financial assets at fair value [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) [Line Items]
Total		8
Trade and other receivables [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) [Line Items]
Total	37	40
Loan receivable from VEON Amsterdam [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) [Line Items]
Total		363
Indemnity receivable from VEON Amsterdam [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) [Line Items]
Total	40
Other receivables from VEON Amsterdam [Member]
FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) [Line Items]
Total	$ 9